ADVISORSHARES LET BOB AI POWERED MOMENTUM ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 34.7%

Aerospace/Defense – 0.8%
Triumph Group, Inc.*	7,080	$178,982

Biotechnology – 1.2%
Albireo Pharma, Inc.*	9,066	270,439

Commercial Services – 1.6%
Quanta Services, Inc.	1,380	181,622
WEX, Inc.*	1,038	185,231
Total Commercial Services		366,853

Computers – 1.4%
Pure Storage, Inc., Class A*	8,800	310,728

Energy - Alternate Sources – 0.9%
Enphase Energy, Inc.*	960	193,709

Food – 4.0%
Hershey Co. (The)	1,400	303,282
Kroger Co. (The)	5,222	299,586
Sprouts Farmers Market, Inc.*	9,000	287,820
Total Food		890,688

Healthcare - Products – 2.8%
Artivion, Inc.*	13,800	295,044
Meridian Bioscience, Inc.*	11,500	298,540
Shockwave Medical, Inc.*	192	39,813
Total Healthcare - Products		633,397

Internet – 1.4%
Palo Alto Networks, Inc.*	490	305,030

Media – 1.3%
World Wrestling Entertainment, Inc., Class A	4,848	302,709

Oil & Gas – 1.3%
Marathon Oil Corp.	12,000	301,320

Oil & Gas Services – 0.9%
Halliburton Co.	5,199	196,886

Packaging & Containers – 1.2%
Crown Holdings, Inc.	2,100	262,689

Pharmaceuticals – 6.6%
Amphastar Pharmaceuticals, Inc.*	8,200	294,380
Catalyst Pharmaceuticals, Inc.*	36,100	299,269
Mirum Pharmaceuticals, Inc.*	13,100	288,462
PetIQ, Inc.*	12,100	295,240
Sarepta Therapeutics, Inc.*	3,700	289,044
Total Pharmaceuticals		1,466,395

Pipelines – 1.3%
Cheniere Energy, Inc.	2,100	291,165

Retail – 2.5%
Costco Wholesale Corp.	530	305,201
Lithia Motors, Inc.	860	258,103
Total Retail		563,304

Semiconductors – 1.3%
Rambus, Inc.*	9,300	296,577

Software – 2.9%
Allscripts Healthcare Solutions, Inc.*	8,239	185,542
Evolent Health, Inc., Class A*	5,951	192,218
Zeta Global Holdings Corp., Class A*	22,015	280,691
Total Software		658,451

Transportation – 1.3%
JB Hunt Transport Services, Inc.	1,400	281,106

Total Common Stocks
(Cost $7,702,197)		7,770,428

MONEY MARKET FUND – 67.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.17%(a)
(Cost $15,056,885)	15,056,885	15,056,885

Total Investments – 102.0%
(Cost $22,759,082)		22,827,313
Liabilities in Excess of Other Assets – (2.0%)		(452,754)
Net Assets – 100.0%		$22,374,559

*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of March 31, 2022.

ADVISORSHARES LET BOB AI POWERED MOMENTUM ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,770,428	$–	$–	$7,770,428
Money Market Fund	15,056,885	–	–	15,056,885
Total	$22,827,313	$–	$–	$22,827,313

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	0.8%
Biotechnology	1.2
Commercial Services	1.6
Computers	1.4
Energy - Alternate Sources	0.9
Food	4.0
Healthcare - Products	2.8
Internet	1.4
Media	1.3
Oil & Gas	1.3
Oil & Gas Services	0.9
Packaging & Containers	1.2
Pharmaceuticals	6.6
Pipelines	1.3
Retail	2.5
Semiconductors	1.3
Software	2.9
Transportation	1.3
Money Market Fund	67.3
Total Investments	102.0
Liabilities in Excess of Other Assets	(2.0)
Net Assets	100.0%